SCHEDULE OF BUSINESS ACQUISITION ASSETS ACQUIRED, AND LIABILITIES ASSUMED (Details) - USD ($)	Jan. 13, 2022	Jun. 09, 2021	Jun. 30, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Bargain purchase gain		$ (12,000)
Goodwill			$ 58,922	$ 58,922
Taoping New Media Co Ltd [Member]
Business Acquisition [Line Items]
Cash		7,644
Accounts receivable, net		1,252,601
Advances to suppliers		75,971
Other receivables, net		2,345,332
Long-term investments		1,386,191
Property, plant and equipment, net		1,550,113
Right of use assets		74,812
Accounts payable		(339,198)
Advances from customers		(10,943)
Accrued payroll and benefits		(32,840)
Amounts due to related parties		(619,571)
Other payables and accrued expenses		(87,373)
Lease liabilities		(153,938)
Total net assets acquired		5,448,801
Bargain purchase gain		(12,345)
Total purchase price		$ 5,436,456
Zhenjiang TaopingIo T Tech Co Ltd ZJIOT [Member]
Business Acquisition [Line Items]
Cash	$ 4,116
Accounts receivable, net	260,189
Advances to suppliers	4,252
Other receivables, net	2,532
Property, plant and equipment, net	215,689
Accounts payable	(250,706)
Advances from customers	(8,046)
Accrued payroll and benefits	(10,633)
Other payables and accrued expenses	(8,923)
Total net assets acquired	208,470
Total purchase price	267,392
Goodwill	$ 58,922